SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Segment reporting information

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

Segment assets by geographical area

Year ended December 31, 2012:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,182,621	$(646,733)	$(37,627)	$(204,243)	$(6,294)	$287,724

Latin America	450,664	(152,942)	–	(37,527)	3,305	263,500

Europe	284,429	(98,037)	–	(30,091)	(18,726)	137,575

Exploration	–	–	(71,873)	–	5,395	(66,478)

	$1,917,714	$(897,712)	$(109,500)	$(271,861)	$(16,320)	$622,321

Segment income						$622,321

Corporate and other:

Interest and sundry expense						(2,389)

Gain on sale of available-for-sale securities						9,733

Loss on derivative financial instruments						(819)

General and administrative						(119,085)

Impairment loss on available-for-sale securities						(12,732)

Provincial capital tax						(4,001)

Interest expense						(57,887)

Income before income and mining taxes						$435,141

Year ended December 31, 2011:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment (Loss) Income

Canada	$1,217,858	$(619,987)	$–	$(198,219)	$(2,825)	$(302,893)	$(907,681)	$(813,747)

Latin America	378,329	(145,614)	–	(36,988)	4,955	–	–	200,682

Europe	225,612	(110,477)	–	(26,574)	(1,063)	–	–	87,498

Exploration	–	–	(75,721)	–	15	–	–	(75,706)

	$1,821,799	$(876,078)	$(75,721)	$(261,781)	$1,082	$(302,893)	$(907,681)	$(601,273)

Segment loss								$(601,273)

Corporate and other:

Interest and sundry expense								(5,188)

Gain on sale of available-for-sale securities								4,907

Impairment loss on available-for-sale securities								(8,569)

Gain on derivative financial instruments								3,683

General and administrative								(107,926)

Provincial capital tax								(9,223)

Interest expense								(55,039)

Loss before income and mining taxes								$(778,628)

Year ended December 31, 2010:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,086,744	$(499,621)	$–	$(140,024)	$(22,815)	$424,284

Latin America	175,637	(90,116)	–	(21,134)	2,126	66,513

Europe	160,140	(87,735)	–	(31,231)	2,780	43,954

Exploration	–	–	(54,958)	(97)	(1,627)	(56,682)

	$1,422,521	$(677,472)	$(54,958)	$(192,486)	$(19,536)	$478,069

Segment income						$478,069

Corporate and other:

Interest and sundry income						10,254

Gain on acquisition of Comaplex Minerals Corp., net of transaction costs						57,526

Gain on sale of available-for-sale securities						19,487

Gain on derivative financial instruments						7,612

General and administrative						(94,327)

Provincial capital tax						6,075

Interest expense						(49,493)

Income before income and mining taxes						$435,203

	Total Assets as at December 31,

	2012	2011

Canada	$3,279,881	$3,205,158

Latin America	1,069,379	1,020,078

Europe	846,941	771,714

Exploration	59,641	37,312

	$5,255,842	$5,034,262

Schedule of capital expenditures

	Capital Expenditures Years Ended December 31,

	2012	2011	2010

Canada	$316,234	$347,790	$335,198

Latin America	69,225	39,966	104,475

Europe	60,036	86,514	71,968

Exploration	55	8,561	–

	$445,550	$482,831	$511,641